Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Number of operating segments	1	1
Intangible Assets and Goodwill
Estimated life of franchise related customer relationships, based on subscriber base		4 years
Asset Impairments
Impairment of indefinite lived intangible assets		$ 0
Advertising costs
Advertising expense		$ 20,600,000	$ 15,100,000	$ 12,000,000
Maximum
Revenue Recognition
Percentage of revenue to be paid to local franchise authority		5.00%
Office and technical equipment | Minimum
Estimated Useful Lives
Estimated useful lives		P3Y
Office and technical equipment | Maximum
Estimated Useful Lives
Estimated useful lives		P10Y
Computer equipment and software
Estimated Useful Lives
Estimated useful lives		P3Y
Customer premise equipment
Estimated Useful Lives
Estimated useful lives		P5Y
Vehicles
Estimated Useful Lives
Estimated useful lives		P5Y
Headend equipment
Estimated Useful Lives
Estimated useful lives		P7Y
Distribution facilities
Estimated Useful Lives
Estimated useful lives		P10Y
Buildings and leasehold improvements | Minimum
Estimated Useful Lives
Estimated useful lives		P5Y
Buildings and leasehold improvements | Maximum
Estimated Useful Lives
Estimated useful lives		P20Y